MUZINICH HIGH INCOME FLOATING RATE FUND

SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 3.9%
Capital Goods: 0.7%
	BCD Acquisition Inc
100,000	9.625%, 9/15/23	$99,750

Diversified Financial Services: 0.8%
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
100,000	6.750%, 2/1/24	102,890

Energy: 0.7%
	CITGO Petroleum Corp
100,000	6.250%, 8/15/22	99,480

Steel: 0.8%
	Allegheny Technologies Inc
100,000	7.875%, 8/15/23	102,521

Telecommunications: 0.9%
	Sprint Corp
100,000	7.875%, 9/15/23	115,063

TOTAL CORPORATE BONDS
(Cost $513,522)		519,704

BANK LOANS: 88.8%
Airlines: 1.0%
	Mileage Plus Holdings Holdings (United Air Lines/United Mileageplus)
50,000	6.250% (3 Month LIBOR + 5.250%), 12/21/20 [1,2]	50,900
	SkyMiles IP Ltd
75,000	4.750%, 9/16/27 [1,2,3,4]	75,643
		126,543
Automotive & Auto Parts: 5.1%
	Autokiniton US Holdings Inc
147,188	5.897% (1 Month LIBOR + 3.500%), 10/30/20 [1,2]	142,404
	Clarios Global LP
150,000	3.647% (1 Month LIBOR + 3.500%), 10/30/20 [1,2]	146,531
	First Brands Group LLC
232,910	8.500% (2 Month LIBOR + 7.500%), 10/30/20 [1,2]	230,290
	IXS Holdings Inc
149,231	6.000% (3 Month LIBOR + 5.000%), 12/31/20 [1,2]	148,037
		667,262
Broadcasting: 4.3%
	EW Scripps Co
200,000	2.656%, 5/1/26 [1,2,3,4]	195,469
	Gray Television Inc
63,723	2.655% (1 Month LIBOR + 2.500%), 10/1/20 [1,2]	62,767
	iHeartCommunications Inc
74,813	4.750% (1 Month LIBOR + 4.000%), 10/30/20 [1,2]	72,256
	Nexstar Broadcasting Inc
144,094	2.905% (1 Month LIBOR +2.750%), 11/2/20 [1,2]	141,242
	Sinclair Television Group Inc
99,000	2.650% (1 Month LIBOR + 2.500%), 11/2/20 [1,2]	96,847
		568,581
Building Materials: 1.5%
	USIC Holdings Inc
197,032	4.250% (1 Month LIBOR + 3.250%), 10/30/20 [1,2]	194,363

Cable/Satellite TV: 5.8%
	Cogeco Communications (USA) II LP
242,489	2.147% (1 Month LIBOR + 2.000%), 10/30/20 [1,2]	236,755
	CSC Holdings LLC
150,000	2.402 (1 Month LIBOR +2.250%), 10/15/20 [1,2]	145,513
	UPC Financing Partnership
125,000	3.757%, 1/19/29 [1,2,3,4]	121,750
125,000	3.757%, 1/19/29 [1,2,3,4]	121,750
	Virgin Media Bristol LLC
150,000	3.500%, 1/31/29 [1,2,3,4]	147,820
		773,588
Capital Goods: 4.9%
	Big White Acquico GMBH
EUR 483,351	4.250% (1 Month EURIBOR + 4.250%), 10/30/20 [1,2]	527,925
	Safety Products/JHC Acquisition Corp
122,554	5.572% (6 Month LIBOR + 4.500%), 9/30/20 [1,2]	109,686
15,047	4.647% (1 Month LIBOR + 4.500%), 10/30/20 [1,2]	13,467
		651,078
Chemicals: 2.8%
	Illuminate Buyer LLC
75,000	4.147% (1 Month LIBOR + 4.000%), 10/30/20 [1,2]	74,539
	PQ Corp
212,078	2.511% (3 Month LIBOR + 2.250%), 10/30/20 [1,2]	207,373
	Rohm Holding GMBH
99,248	5.316% (6 Month LIBOR + 5.000%), 1/29/21 [1,2]	89,447
		371,359
Consumer-Products: 3.7%
	Knowlton Development Corp Inc
173,678	3.897% (1 Month LIBOR + 3.750%), 10/30/20 [1,2]	171,073
	Sunshine Luxembourg VII SARL
124,063	4.470% (3 Month LIBOR + 4.250%), 12/31/20 [1,2]	123,607
	TGP Holdings III LLC
197,468	5.000% (3 Month LIBOR + 4.000%), 10/30/20 [1,2]	192,717
		487,397
Containers: 1.7%
	Graham Packaging/GPC Cap
50,000	4.500% (1 Month LIBOR + 3.750%), 10/30/20 [1,2]	49,806
	Liqui-Box Holdings Inc
124,688	5.500% (3 Month LIBOR + 4.500%), 11/30/20 [1,2]	105,985
	Tosca Services LLC
75,000	5.250% (1 Month LIBOR + 4.250%), 10/30/20 [1,2]	75,117
		230,908
Diversified Financial Services: 2.2%
	Citadel Securities LP
250,000	2.906%, 2/27/26 [1,2,3,4]	248,908
	GBT Group Services BV
49,000	2.651% (1 Month LIBOR + 2.500%), 10/19/20 [1,2]	45,080
		293,988
Diversified Media: 0.5%
	Allen Media LLC
74,613	5.720% (3 Month LIBOR + 5.500%), 12/31/20 [1,2]	72,550

Energy: 1.0%
	Consolidated Energy Finance SA
149,617	2.656% (1 Month LIBOR + 2.500%), 10/21/20 [1,2]	137,648

Food/Beverage/Tobacco: 2.9%
	Froneri US Inc
200,000	2.397% (1 Month LIBOR + 2.250%), 10/30/20 [1,2]	192,679
	H-Food Holdings LLC
122,173	3.834% (1 Month LIBOR + 3.688%), 10/30/20 [1,2]	119,119
	US Foods Inc
74,250	2.147% (1 Month LIBOR + 2.000%), 10/30/20 [1,2]	71,304
		383,102
Gaming: 2.3%
	Caesars Resort Collection LLC
200,000	4.647% (1 Month LIBOR + 4.500%), 10/30/20 [1,2]	194,139
	Golden Nugget Inc
49,720	3.250% (2 Month LIBOR + 2.500%), 11/30/20 [1,2]	44,664
	PCI Gaming Authority
65,870	2.647% (1 Month LIBOR + 2.500%), 10/30/20 [1,2]	64,205
		303,008
Healthcare: 12.3%
	Air Methods Corp
147,710	4.500% (3 Month LIBOR + 3.500%), 12/31/20 [1,2]	130,077
	Auris Luxembourg III SARL
200,000	3.897% (3 Month LIBOR + 3.750%), 10/30/20 [1,2]	185,667
	Mallinckrodt International Finance SA
465,186	3.500% (3 Month LIBOR + 2.750%), 9/30/20 [1,2]	392,794
	NMN Holdings III Corp
122,928	3.647% (1 Month LIBOR + 3.500%), 10/30/20 [1,2]	118,011
26,372	3.647% (1 Month LIBOR + 3.500%), 10/30/20 [1,2]	25,317
	Rodenstock GmbH
EUR 500,000	5.250% (3 Month EURIBOR + 5.250%), 12/16/20 [1,2]	575,969
	Sedgwick Claims Management Services Inc
149,619	3.397% (1 Month LIBOR + 3.250%), 10/30/20 [1,2]	144,664
49,875	5.250% (1 Month LIBOR + 4.250%), 10/30/20 [1,2]	49,626
		1,622,125
Insurance: 2.9%
	AssuredPartners Inc
150,000	3.656%, 2/12/27 [1,2,3,4]	145,928
	USI Inc
245,570	3.220% (3 Month LIBOR + 3.000%), 12/31/20 [1,2]	237,998
		383,926
Leisure: 2.4%
	Carnival Corp
EUR 99,750	7.500% (3 Month EURIBOR + 7.500%), 10/28/20 [1,2]	116,163
124,688	8.500% (1 Month LIBOR + 7.500%), 10/30/20 [1,2]	126,731
	United PF Holdings LLC
77,202	4.220% (3 Month LIBOR + 4.000%), 12/31/20 [1,2]	68,324
		311,218
Metals/Mining: 1.8%
	AMG Advanced Metallurgical Group NV
241,866	3.147% (1 Month LIBOR + 3.000%), 10/30/20 [1,2]	232,191

Services: 5.0%
	APi Group DE Inc
99,250	2.647% (1 Month LIBOR + 2.500%), 10/30/20 [1,2]	97,534
	Aramark Services Inc
150,000	1.903% (1 Month LIBOR + 1.750%), 9/30/20 [1,2]	143,969
	Capri Acquisitions Bidco Ltd
108,129	3.261% (3 Month LIBOR + 3.000%), 10/30/20 [1,2]	108,061
	frontdoor Inc
144,528	2.688% (1 Month LIBOR + 2.500%), 10/30/20 [1,2]	143,806
	Gems Menasa Cayman Ltd
148,134	6.000% (6 Month LIBOR + 5.000%), 11/30/20 [1,2]	144,122
	PetVet Care Centers LLC
24,937	5.250% (1 Month LIBOR + 4.250%), 10/30/20 [1,2]	24,968
		662,460
Steel: 1.5%
	Zekelman Industries Inc
199,000	2.145% (1 Month LIBOR + 2.000%), 10/23/20 [1,2]	193,216

Technology: 10.9%
	Allegro MicroSystems Inc
50,000	4.750%, 10/29/27 [1,2,3]	49,813
	Buzz Merger Sub Ltd
49,750	2.897% (1 Month LIBOR + 2.750%), 10/30/20 [1,2]	48,817
	Dawn Acquisition LLC
245,625	3.970% (3 Month LIBOR + 3.750%), 12/31/20 [1,2]	221,446
	EagleView Technology Corp
148,489	3.756% (3 Month LIBOR + 3.500%), 11/30/20 [1,2]	144,015
	LogMeIn Inc
150,000	4.906% (1 Month LIBOR + 4.750%), 8/31/27 [1,2]	145,266
	Maxar Technologies Ltd
68,134	2.900% (1 Month LIBOR + 2.750%), 10/30/20 [1,2]	65,728
	SuperMoose Borrower LLC
294,750	3.897% (1 Month LIBOR + 3.750%), 10/30/20 [1,2]	265,736
	Surf Holdings LLC
124,688	3.750% (3 Month LIBOR + 3.500%), 12/8/20 [1,2]	122,327
	Synamedia Americas Holdings Inc
260,837	6.220%, 12/31/20 [1,2,3]	225,624
	Veritas US Inc
150,000	6.500% (3 Month LIBOR + 5.500%), 12/31/20 [1,2]	147,125
		1,435,897
Telecommunications: 7.2%
	Cablevision Lightpath LLC
150,000	3.750%, 12/31/27 [1,2,3]	149,375
	Consolidated Communications Inc
75,000	5.750%, 10/31/27 [1,2,3]	74,391
	Iridium Satellite LLC
49,750	4.750% (1 Month LIBOR + 3.750%), 10/30/20 [1,2]	49,724
	Level 3 Financing Inc
50,000	1.897% (1 Month LIBOR + 1.750%), 10/30/20 [1,2]	48,531
	Numericable US LLC
69,640	2.897% (1 Month LIBOR + 2.750%), 10/30/20 [1,2]	66,676
	Telesat Canada
223,313	2.900% (1 Month LIBOR + 2.750%), 10/30/20 [1,2]	216,613
	T-Mobile USA Inc
49,875	3.147% (1 Month LIBOR + 3.000%), 10/30/20 [1,2]	49,897
	Xplornet Communications Inc
124,688	4.897% (1 Month LIBOR + 4.750%), 10/30/20 [1,2]	122,818
	Zayo Group Holdings Inc
174,125	3.147% (1 Month LIBOR + 3.000%), 10/30/20 [1,2]	169,368
		947,393
Transportation Excluding Air/Rail: 1.5%
	Yak Access LLC
237,179	5.223% (3 Month LIBOR + 5.000%), 12/31/20 [1,2]	203,974

Utilities: 3.6%
	Calpine Corp
242,298	2.400% (1 Month LIBOR + 2.250%), 10/30/20 [1,2]	236,198
	Edgewater Generation LLC
96,740	3.897% (3 Month LIBOR + 3.750%), 10/30/20 [1,2]	94,200
	Hamilton Projects Acquiror LLC
74,813	5.750% (3 Month LIBOR + 4.750%), 12/31/20 [1,2]	74,766
	Heritage Power LLC
74,250	7.000% (6 Month LIBOR + 6.000%), 10/30/20 [1,2]	71,358
		476,522
TOTAL BANK LOANS
(Cost $11,876,535)		11,730,297

TOTAL INVESTMENTS IN SECURITIES: 92.7%
(Cost $12,390,057)		12,250,001
Other Assets in Excess of Liabilities: 7.3%		959,189
TOTAL NET ASSETS: 100.0%		$13,209,190

†	In USD unless otherwise indicated.
EUR -	Euro
EURIBOR -	Euro Interbank Offered Rate
LIBOR -	London Interbank Offered Rate
USD -	United States Dollar

[1]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]	All or a portion of the loan may be unfunded.
[4]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2020 (Unaudited)

The Muzinich High Income Floating Rate Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	September 30, 2020	to be Received	September 30, 2020	(Depreciation)
12/15/20	EUR 1,400,000	$1,644,371	USD 1,659,717	$1,659,717	$15,346
		$1,644,371		$1,659,717	$15,346

Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds[1]	$–	$519,704	$–	$519,704
Bank Loans[1]	–	11,730,297	–	11,730,297
Total Assets	$–	$12,250,001	$–	$12,250,001
Other Financial Instruments[2]:
Forward Foreign Currency Exchange Contracts	$–	$15,346	$–	$15,346

[1] See the Schedule of Investments for industry breakokut.
[2] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.